UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

MetLife Opportunistic High Yield Fund

Institutional Shares - MFHIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the MetLife Opportunistic High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Opportunistic High Yield Fund, Institutional Shares	$37	0.75%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$120,128,655	123	$175,536	22%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	1.3%
Utilities	2.3%
Information Technology	4.7%
Communication Services	7.4%
Financials	9.8%
Materials	13.7%
Consumer Discretionary	15.8%
Energy	19.8%
Industrials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Airswift Global	10.000%	02/28/29	1.9%
Paratus Energy Services	9.500%	06/27/29	1.6%
NES Fircroft Bondco	8.000%	09/30/29	1.6%
Nabors Industries	8.875%	08/15/31	1.5%
JW Aluminum Continuous Cast	10.250%	04/01/30	1.5%
Consolidated Energy Finance	5.625%	10/15/28	1.4%
VistaJet Malta Finance	6.375%	02/01/30	1.4%
Ferrellgas Escrow	5.875%	04/01/29	1.4%
Virtusa	7.125%	12/15/28	1.4%
ITT Holdings	6.500%	08/01/29	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MFHIX-SAR-2026

The Advisors' Inner Circle Fund III

MetLife Opportunistic High Yield Fund

Investor Shares - MFHVX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Investor Shares of the MetLife Opportunistic High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Opportunistic High Yield Fund, Investor Shares	$50	1.00%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$120,128,655	123	$175,536	22%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	1.3%
Utilities	2.3%
Information Technology	4.7%
Communication Services	7.4%
Financials	9.8%
Materials	13.7%
Consumer Discretionary	15.8%
Energy	19.8%
Industrials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Airswift Global	10.000%	02/28/29	1.9%
Paratus Energy Services	9.500%	06/27/29	1.6%
NES Fircroft Bondco	8.000%	09/30/29	1.6%
Nabors Industries	8.875%	08/15/31	1.5%
JW Aluminum Continuous Cast	10.250%	04/01/30	1.5%
Consolidated Energy Finance	5.625%	10/15/28	1.4%
VistaJet Malta Finance	6.375%	02/01/30	1.4%
Ferrellgas Escrow	5.875%	04/01/29	1.4%
Virtusa	7.125%	12/15/28	1.4%
ITT Holdings	6.500%	08/01/29	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MFHVX-SAR-2026

The Advisors' Inner Circle Fund III

MetLife Small Company Equity Fund

Institutional Shares - MSVIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the MetLife Small Company Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Small Company Equity Fund, Institutional Shares	$48	0.98%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,049,947	76	$-	47%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	2.3%
Utilities	2.7%
Exchange-Traded Funds	3.3%
Real Estate	5.8%
Energy	6.1%
Materials	7.2%
Consumer Discretionary	7.9%
Information Technology	12.0%
Health Care	14.0%
Industrials	16.1%
Financials	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Kontoor Brands	1.9%
Advanced Energy Industries	1.8%
Littelfuse	1.8%
Northwest Natural Holding	1.7%
Plexus	1.7%
State Street SPDR S&P Biotech ETF	1.7%
Praxis Precision Medicines	1.7%
iShares Russell 2000 ETF	1.6%
Halozyme Therapeutics	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MSVIX-SAR-2026

The Advisors' Inner Circle Fund III

MetLife Small Company Equity Fund

Investor Shares - MSVVX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Investor Shares of the MetLife Small Company Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Small Company Equity Fund, Investor Shares	$60	1.23%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,049,947	76	$-	47%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	2.3%
Utilities	2.7%
Exchange-Traded Funds	3.3%
Real Estate	5.8%
Energy	6.1%
Materials	7.2%
Consumer Discretionary	7.9%
Information Technology	12.0%
Health Care	14.0%
Industrials	16.1%
Financials	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Kontoor Brands	1.9%
Advanced Energy Industries	1.8%
Littelfuse	1.8%
Northwest Natural Holding	1.7%
Plexus	1.7%
State Street SPDR S&P Biotech ETF	1.7%
Praxis Precision Medicines	1.7%
iShares Russell 2000 ETF	1.6%
Halozyme Therapeutics	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MSVVX-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors' Inner Circle Fund III

MetLife Investment Management

MetLife Opportunistic High Yield Fund
MetLife Small Company Equity Fund

Semi-Annual Financials and Other Information
March 31, 2026

Investment Adviser:
MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	27
Other Information (Form N-CSRS Items 8-11)	45

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 77.3%

	Face Amount	Value
Communication Services — 4.9%
Beasley Mezzanine Holdings
Callable 05/02/2026 @ $100
9.200%, 08/01/2028(A) (B)	$1,027,000	$379,990
Dotdash Meredith
Callable 06/15/2028 @ $104
7.625%, 06/15/2032(B)	1,325,000	1,221,756
ION Platform Finance US
Callable 05/30/2026 @ $105
9.500%, 05/30/2029(B)	1,700,000	1,600,310
McGraw-Hill Education
Callable 05/02/2026 @ $102
8.000%, 08/01/2029(B)	500,000	499,258
Nexstar Media
Callable 04/15/2029 @ $104
7.250%, 04/15/2034(B)	300,000	300,893
OAK-Eagle AcquireCo
Callable 07/01/2029 @ $104
7.250%, 07/01/2033(B)	225,000	233,121
Spanish Broadcasting System
9.750%, 03/31/2027(A) (B)	1,113,000	717,885
Urban One
10.500%, 04/01/2030(B)	343,000	343,858
Urban One
Callable 04/12/2026 @ $100
7.625%, 04/01/2031(B)	1,330,000	538,650
		5,835,721
Consumer Discretionary — 12.2%
American Axle & Manufacturing
Callable 10/15/2028 @ $103
6.375%, 10/15/2032(B)	725,000	717,564
Champ Acquisition
Callable 12/01/2027 @ $104
8.375%, 12/01/2031(B)	270,000	282,995
Cruise Yacht Upper HoldCo
Callable 07/05/2026 @ $106
11.875%, 07/05/2028	1,200,000	1,066,096
Cyprium
Callable 04/15/2029 @ $103
6.375%, 04/15/2034(B)	1,215,000	1,179,330
Garda World Security
Callable 11/15/2027 @ $104
8.375%, 11/15/2032(B)	1,280,000	1,280,869

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
Jacobs Entertainment
Callable 05/02/2026 @ $102
6.750%, 02/15/2029(B)	$711,000	$659,026
Callable 05/02/2026 @ $102
6.750%, 02/15/2029(B)	855,000	799,425
Mohegan Tribal Gaming Authority
Callable 04/15/2027 @ $106
11.875%, 04/15/2031(B)	550,000	572,972
NES Fircroft Bondco
Callable 09/30/2026 @ $104
8.000%, 09/30/2029(B)	1,875,000	1,907,267
Park River Holdings
Callable 04/12/2026 @ $103
8.750%, 12/31/2030(B)	1,523,844	1,403,511
Callable 09/15/2026 @ $104
8.000%, 03/15/2031(B)	255,000	253,822
Scientific Games Holdings
Callable 05/02/2026 @ $102
6.625%, 03/01/2030(B)	1,150,000	989,313
SP Cruises Intermediate
Callable 09/14/2027 @ $106
11.500%, 03/14/2030(B)	1,375,000	1,368,618
TKC Holdings
Callable 08/15/2027 @ $104
8.500%, 08/15/2030(B)	350,000	352,917
Velocity Vehicle Group
Callable 06/01/2026 @ $104
8.000%, 06/01/2029(B)	513,000	479,222
Voyager Parent
Callable 07/01/2028 @ $105
9.250%, 07/01/2032(B)	1,240,000	1,287,385
		14,600,332
Energy — 18.7%
Archer Norge
Callable 08/25/2027 @ $105
9.500%, 02/25/2030	1,227,938	1,306,163
Borr IHC
Callable 11/15/2026 @ $105
10.375%, 11/15/2030(B)	361,165	365,459
Callable 05/02/2026 @ $105
10.000%, 11/15/2028(B)	1,152,439	1,180,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Constellation Oil Services Holding
Callable 11/07/2026 @ $105
9.375%, 11/07/2029(B)	$1,430,000	$1,487,057
Ferrellgas Escrow
Callable 05/02/2026 @ $100
5.875%, 04/01/2029(B)	1,770,000	1,692,116
Genesis Energy
Callable 05/15/2028 @ $104
8.000%, 05/15/2033	1,173,000	1,212,052
Callable 03/15/2029 @ $103
6.750%, 03/15/2034	50,000	49,764
HMH Holding BV
Callable 06/17/2027 @ $104
7.875%, 12/17/2028(B)	400,000	404,854
ITT Holdings
Callable 05/02/2026 @ $102
6.500%, 08/01/2029(B)	1,700,000	1,652,975
Kinetics LNG Holdings
Callable 11/13/2028 @ $102
9.875%, 11/13/2029(B)	625,000	631,075
Nabors Industries
Callable 08/15/2027 @ $104
8.875%, 08/15/2031(B)	1,759,000	1,832,486
NGL Energy Operating
Callable 02/15/2027 @ $104
8.375%, 02/15/2032(B)	1,452,000	1,496,350
Odfjell Rig III
Callable 09/08/2028 @ $104
7.250%, 03/08/2031(B)	800,000	826,392
Paratus Energy Services
Callable 12/27/2026 @ $105
9.500%, 06/27/2029	1,900,000	1,973,788
SESI
Callable 09/30/2027 @ $104
7.875%, 09/30/2030(B)	1,075,000	1,096,190
Star Holding
Callable 08/01/2027 @ $104
8.750%, 08/01/2031(B)	913,000	926,270
Summit Midstream Holdings
Callable 07/31/2026 @ $104
8.625%, 10/31/2029(B)	1,300,000	1,337,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Tenneco
Callable 05/02/2026 @ $102
8.000%, 11/17/2028(B)	$1,214,000	$1,209,682
TransMontaigne Partners
Callable 03/15/2027 @ $104
8.500%, 06/15/2030(B)	975,000	985,667
Venture Global LNG
Callable 06/01/2026 @ $104
8.375%, 06/01/2031(B)	925,000	961,977
		22,628,132
Financials — 9.0%
Avation Group S Pte MTN
Callable 11/15/2027 @ $104
8.500%, 05/15/2031(B)	1,045,000	969,409
Burford Capital Global Finance
Callable 01/15/2029 @ $104
8.500%, 01/15/2034(B)	1,800,000	1,545,696
FS KKR Capital
Callable 12/15/2030 @ $100
6.125%, 01/15/2031	990,000	928,836
Midcap Financial Issuer Trust
Callable 04/17/2026 @ $102
6.500%, 05/01/2028(B)	1,200,000	1,164,461
MM Proton I
Callable 10/15/2027 @ $105
9.875%, 10/05/2029(B)	1,150,000	1,135,157
Phoenix Aviation Capital
Callable 07/15/2027 @ $105
9.250%, 07/15/2030(B)	1,490,000	1,499,372
TrueNoord Capital DAC
Callable 03/01/2027 @ $104
8.750%, 03/01/2030(B)	1,150,000	1,174,237
Velocity Commercial Capital
Callable 02/15/2028 @ $105
9.375%, 02/15/2031(B)	800,000	799,418
VistaJet Malta Finance
Callable 05/02/2026 @ $102
6.375%, 02/01/2030(B)	1,991,000	1,719,444
		10,936,030

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — 1.3%
Harrow
Callable 09/15/2027 @ $104
8.625%, 09/15/2030(B)	$1,500,000	$1,516,995

Industrials — 16.5%
Airswift Global
Callable 08/28/2026 @ $105
10.000%, 02/28/2029(B)	2,200,000	2,248,954
Alta Equipment Group
Callable 06/01/2026 @ $105
9.000%, 06/01/2029(B)	1,675,000	1,484,400
Brand Industrial Services
Callable 08/01/2026 @ $105
10.375%, 08/01/2030(B)	515,000	470,665
CHC Group
Callable 09/01/2027 @ $106
11.750%, 09/01/2030(B)	1,380,000	1,337,681
Cimpress
Callable 09/15/2027 @ $104
7.375%, 09/15/2032(B)	1,325,000	1,313,428
Deluxe
Callable 05/02/2026 @ $103
8.000%, 06/01/2029(B)	1,250,000	1,258,137
Efesto Bidco S.p.A Efesto US
Callable 02/15/2028 @ $104
7.500%, 02/15/2032(B)	895,000	890,463
Innovate
10.500%, 02/01/2027(B)	1,687,194	1,413,025
JELD-WEN
Callable 05/02/2026 @ $100
4.875%, 12/15/2027(B)	970,000	657,691
Navios South American Logistics
Callable 01/14/2028 @ $104
8.875%, 07/14/2030(B)	1,400,000	1,446,405
OneSky Flight
Callable 12/15/2026 @ $104
8.875%, 12/15/2029(B)	1,250,000	1,290,269
Oscar AcquisitionCo
Callable 05/02/2026 @ $102
9.500%, 04/15/2030(B)	1,100,000	407,148
Park-Ohio Industries
Callable 08/01/2027 @ $104
8.500%, 08/01/2030(B)	1,410,000	1,444,989

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Railworks Holdings
Callable 05/02/2026 @ $102
8.250%, 11/15/2028(B)	$1,050,000	$1,047,985
Rand Parent
Callable 04/12/2026 @ $104
8.500%, 02/15/2030(B)	1,300,000	1,334,483
Specialty Building Products Holdings
Callable 10/15/2026 @ $104
7.750%, 10/15/2029(B)	1,295,000	1,124,307
Wilsonart
Callable 08/15/2027 @ $106
11.000%, 08/15/2032(B)	815,000	590,779
		19,760,809
Information Technology — 3.1%
Cloud Software Group
Callable 06/30/2027 @ $104
8.250%, 06/30/2032(B)	1,250,000	1,185,544
UKG
Callable 02/01/2027 @ $103
6.875%, 02/01/2031(B)	950,000	928,450
Virtusa
Callable 05/02/2026 @ $100
7.125%, 12/15/2028(B)	2,150,000	1,655,779
		3,769,773
Materials — 11.4%
Calderys Financing II
Callable 05/02/2026 @ $104
11.750%, 06/01/2028(B)	1,536,950	1,560,590
Cerdia Finanz GmbH
Callable 10/15/2027 @ $105
9.375%, 10/03/2031(B)	910,000	901,382
Consolidated Energy Finance
Callable 02/15/2027 @ $106
12.000%, 02/15/2031(B)	296,000	291,560
Callable 04/12/2026 @ $101
5.625%, 10/15/2028(B)	1,870,000	1,741,438
Conuma Resources
Callable 05/02/2026 @ $110
13.125%, 05/01/2028(B)	1,475,000	1,436,282

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
GPD
Callable 06/30/2026 @ $106
12.500%, 12/31/2029(B)	$810,186	$433,449
JW Aluminum Continuous Cast
Callable 04/01/2027 @ $105
10.250%, 04/01/2030(B)	1,700,000	1,758,992
Magnera
Callable 11/15/2027 @ $104
7.250%, 11/15/2031(B)	1,125,000	1,041,300
Mativ Holdings
Callable 10/01/2026 @ $104
8.000%, 10/01/2029(B)	1,325,000	1,234,081
Rain Carbon
Callable 05/02/2026 @ $106
12.250%, 09/01/2029(B)	1,595,000	1,641,014
TMS International
Callable 04/12/2026 @ $102
6.250%, 04/15/2029(B)	1,600,000	1,544,000
		13,584,088
Utiliites — 0.2%
AmeriGas Partners
Callable 06/01/2027 @ $105
9.500%, 06/01/2030(B)	205,000	217,180

TOTAL CORPORATE OBLIGATIONS
(Cost $95,598,849)		92,849,060

LOAN OBLIGATIONS — 18.9%

Communication Services — 2.5%
ITG Communications, LLC, Initial Term Loan
8.947%, CME Term SOFR + 4.750%, 07/01/2031	1,540,372	1,463,353
Research Now Group, LLC, Second Out Term Loan
9.640%, CME Term SOFR + 5.500%, 10/15/2028	719,088	363,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Communication Services — continued
Townsquare Media, Inc., Initial Term Loan
8.878%, CME Term SOFR + 5.000%, 02/06/2030	$1,598,556	$1,152,974
		2,979,467
Consumer Discretionary — 3.4%
Century Casino, Term B Loan, 1st Lien
9.778%, CME Term SOFR + 6.000%, 04/02/2029	2,176,425	1,479,969
Kelso Industries, LLC, Term Loan
9.572%, CME Term SOFR + 5.750%, 12/26/2029	995,213	982,773
River Rock Entertainment Authority, Term Loan, 1st Lien
12.672%, 06/25/2031	1,640,000	1,599,000
		4,061,742
Energy — 0.8%
Natgasoline, LLC, 2025 Term Loan
9.173%, CME Term SOFR + 5.500%, 03/24/2030	978,043	981,711

Financials — 0.8%
HP PHRG Borrower, LLC, Closing Date Term Loan
7.700%, CME Term SOFR + 4.000%, 02/13/2032	931,055	921,744

Industrials — 5.4%
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
10.782%, CME Term SOFR + 7.000%, 03/30/2027	237,031	308
First Brands Group, LLC, DIP Term Loan
13.671%, CME Term SOFR + 10.000%, 06/29/2026 (C)	7,028	1,617
First Brands Group, LLC, Roll-Up Loan
10.671%, CME Term SOFR + 7.000%, 06/29/2026	593,725	398
Form Technologies, LLC, Term Loan
9.420%, CME Term SOFR + 5.750%, 05/30/2030	1,300,175	1,176,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
HDI Aerospace Intermediate Holding III Corp., Term Loan B
7.400%, CME Term SOFR + 3.750%, 09/19/2031	$1,199,374	$1,200,129
Michael Baker International, LLC, Term B-1 Loan
7.840%, CME Term SOFR + 4.000%, 12/01/2028	736,922	736,001
One Stop Mailing, LLC, Term Loan, 1st Lien
10.081%, CME Term SOFR + 6.250%, 05/07/2027	896,978	894,746
Titan Purchaser, Inc., Term Loan B
9.672%, CME Term SOFR + 6.000%, 01/31/2030	985,556	988,020
Trulite Holding Corp., Term Loan
9.661%, CME Term SOFR + 6.000%, 02/22/2030	1,631,163	1,500,670
		6,498,547
Information Technology — 1.6%
Cyberswift US Finco, LLC, Term Loan
7.937%, CME Term SOFR + 4.000%, 09/23/2032 (C)	625,000	614,063
Emerald EMS, Term Loan, 1st Lien
10.100%, CME Term SOFR + 6.250%, 12/29/2027	589,063	294,531
Venga Finance, LLC, 2025 Incremental Dollar Term Loan
7.834%, CME Term SOFR + 3.750%, 06/28/2029	1,046,260	1,040,704
		1,949,298
Materials — 2.3%
IRIS Holdings, Term Loan
8.690%, CME Term SOFR + 4.750%, 06/28/2028 (C)	723,260	675,858
Opta Inc., 2024 Incremental Delayed Term Loan
10.581%, CME Term SOFR + 6.750%, 11/09/2028	432,415	419,442
Opta Inc., Delayed Draw Term Loan
10.699%, CME Term SOFR + 6.750%, 11/09/2028	153,983	149,363
10.581%, CME Term SOFR + 6.750%, 11/08/2028	135,412	131,350

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Opta Inc., Term Loan, 1st Lien
10.686%, CME Term SOFR + 6.750%, 11/09/2028	$865,088	$839,135
ProAmpac PG Borrower, LLC, Initial USD Term Loan, 1st Lien
7.782%, CME Term SOFR + 4.000%, 03/07/2033	600,000	577,950
		2,793,098
Utilities — 2.1%
Goodnight Water Solutions Holdings, LLC, Term Loan B
7.668%, CME Term SOFR + 4.000%, 06/04/2029	862,343	861,265
MH Sub I, LLC, 2023 May Incremental Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 05/03/2028	1,287,567	1,103,625
MH Sub I, LLC, 2024 December New Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 12/31/2031	871,541	577,030
		2,541,920
TOTAL LOAN OBLIGATIONS
(Cost $25,909,591)		22,727,527

COMMON STOCK — 0.6%

	Shares
Communication Services — 0.0%
Beasley Broadcast Group, Cl A *	1,042	3,481
New Insights Holdings *(D)(E)	10,040	50,200
		53,681
Consumer Discretionary — 0.2%
PSS Industrial Offering, Class A *(D)(E)	1,353	153,808
PSS Industrial Offering, Class B *(D)(E)	351	39,947
		193,755
Energy — 0.3%
Greenfire Resources *	56,516	357,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCK — continued

	Shares	Value
Industrials — 0.1%
Altera Infrastructure *(D)(E)	2,800	$84,000

Information Technology — 0.0%
PVKG Investment Holdings *(D)(E)	445	111

TOTAL COMMON STOCK
(Cost $1,730,659)		688,728

TOTAL INVESTMENTS — 96.8%
(Cost $123,239,099)		$116,265,315

Percentages are based on Net Assets of $120,128,655.
*	Non-income producing security.
(A)	Security in default on interest payments.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of March 31, 2026, was $86,312,361 and represents 71.8% of Net Assets.
(C)	Unsettled Bank Loan. Interest rate may not be available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of March 31, 2026, was $328,066 and represented 0.3% of the Net Assets.

Cl — Class

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund
March 31, 2026 (Unaudited)

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$92,849,060	$—	$92,849,060
Loan Obligations	—	22,727,527	—	22,727,527
Common Stock	360,662	—	328,066	688,728
Total Investments in Securities	$360,662	$115,576,587	$328,066	$116,265,315

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2026, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
Altera Infrastructure	2,800	12/5/2022	$633,990	$84,000
New Insights Holdings	10,040	7/15/2024	315,135	50,200
PSS Industrial Offering, Class A	1,353	5/23/2022	77,450	153,808
PSS Industrial Offering, Class B	351	12/23/2019	527,705	39,947
PVKG Investment Holdings	445	6/4/2024	137,213	111
			$1,691,493	$328,066

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.9%

	Shares	Value
Communication Services — 0.8%
Nexstar Media Group, Cl A	314	$56,781

Consumer Discretionary — 7.9%
Etsy *	1,408	70,372
Kontoor Brands	1,898	133,410
Levi Strauss, Cl A	3,568	65,972
Meritage Homes	1,265	78,227
Ollie's Bargain Outlet Holdings *	618	56,881
RH *	463	64,737
YETI Holdings *	2,483	90,853
		560,452
Consumer Staples — 2.3%
elf Beauty *	1,010	61,216
Sprouts Farmers Market *	1,344	103,663
		164,879
Energy — 6.1%
Antero Resources *	2,185	92,732
Helmerich & Payne	2,489	89,679
Matador Resources	1,373	86,746
Northern Oil & Gas	2,465	72,052
Weatherford International	918	86,824
		428,033
Financials — 17.0%
Baldwin Insurance Group, Cl A *	4,577	100,419
Banner	1,054	63,957
Blackstone Mortgage Trust, Cl A ‡	3,781	72,406
Cohen & Steers	1,213	75,873
Hancock Whitney	1,567	99,645
Lazard, Cl A	1,814	77,059
OceanFirst Financial	4,698	84,752
Old National Bancorp	3,933	86,919
Paymentus Holdings, Cl A *	4,092	103,937
Pinnacle Financial Partners	859	74,024
Selective Insurance Group	1,205	90,845
SouthState Bank	985	91,132
Texas Capital Bancshares *	737	69,927
Zions Bancorp	1,900	109,478
		1,200,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCK — continued

	Shares	Value
Health Care — 14.0%
ADMA Biologics *	10,195	$91,857
Alphatec Holdings *	7,762	84,451
Axsome Therapeutics *	803	135,723
Bruker	2,365	85,424
Fortrea Holdings *	9,445	88,972
Globus Medical, Cl A *	1,190	102,530
Halozyme Therapeutics *	1,721	111,228
Praxis Precision Medicines *	371	119,532
Supernus Pharmaceuticals *	1,879	97,126
Viridian Therapeutics *	3,430	67,091
		983,934
Industrials — 16.1%
Alaska Air Group *	2,101	77,275
CACI International, Cl A *	121	65,808
ExlService Holdings *	2,786	84,834
Gates Industrial PLC *	4,461	100,863
Hayward Holdings *	6,849	91,640
Helios Technologies	1,369	88,588
ITT	492	93,741
JBT Marel	785	100,378
Kadant	260	76,011
Knight-Swift Transportation Holdings, Cl A	1,462	84,182
Korn Ferry	997	62,761
Mercury Systems *	1,517	110,604
StandardAero *	3,787	97,818
		1,134,503
Information Technology — 12.0%
ACI Worldwide *	2,505	102,730
Advanced Energy Industries	395	127,470
Calix *	1,814	88,868
Littelfuse	371	125,899
nCino *	2,516	37,690
Plexus *	602	121,929
Riot Platforms *	5,250	64,890
Semtech *	963	74,045
Ultra Clean Holdings *	1,642	102,099
		845,620
Materials — 7.2%
AptarGroup	731	92,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund
March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCK — continued

	Shares	Value
Materials — continued
Coeur Mining *	4,514	$84,728
Metallus *	4,256	69,543
Mosaic	2,844	72,522
Olin	3,266	97,098
Quaker Chemical	730	90,688
		506,699
Real Estate — 5.8%
Federal Realty Investment Trust ‡	867	92,084
Independence Realty Trust ‡	4,681	69,700
LTC Properties ‡	2,387	88,701
Pebblebrook Hotel Trust ‡	6,581	83,118
STAG Industrial ‡	2,042	73,635
		407,238
Utilities — 2.7%
Northwest Natural Holding	2,315	123,204
Northwestern Energy Group	1,041	68,644
		191,848

TOTAL COMMON STOCK
(Cost $6,200,766)		6,480,360

EXCHANGE-TRADED FUNDS — 3.3%

EQUITY FUNDS — 3.3%
iShares Russell 2000 ETF	455	112,840
State Street SPDR S&P Biotech ETF	942	120,322
TOTAL EXCHANGE-TRADED FUNDS
(Cost $194,479)		233,162

TOTAL INVESTMENTS — 95.2%
(Cost $6,395,245)		$6,713,522

Percentages are based on Net Assets of $7,049,947.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund
March 31, 2026 (Unaudited)

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunistic High Yield Fund	Small Company Equity Fund
Assets:
Investments, at Value (Cost $123,239,099 and $6,395,245, respectively)	$116,265,315	$6,713,522
Cash	2,229,150	337,645
Receivable for Capital Shares Sold	150,609	319
Interest and Dividend Receivable	2,205,290	6,095
Receivable for Investment Securities Sold	1,045,621	–
Receivable from Investment Adviser	–	14,698
Prepaid Expenses	27,234	24,777
Total Assets	121,923,219	7,097,056
Liabilities:
Payable for Investment Securities Purchased	1,170,235	–
Payable for Capital Shares Redeemed	450,513	–
Payable to Investment Adviser	23,036	–
Distribution Fees Payable (Investor Shares)	4,562	131
Shareholder Servicing Fees Payable (Institutional Shares)	3,829	789
Payable to Administrator	10,462	9,342
Trustees' Fees Payable	4,466	265
Chief Compliance Officer Fees Payable	7,848	447
Audit Fees Payable	21,702	17,414
Transfer Agent Fees Payable	14,200	2,292
Unfunded Bank Loans	1,486	–
Filing Fees Payable	9,250	8,500
Other Accrued Expenses	72,975	7,929
Total Liabilities	1,794,564	47,109
Commitments and Contingencies†
Net Assets	$120,128,655	$7,049,947
Net Assets Consist of:
Paid-in Capital	$139,656,996	$6,529,884
Total Distributable Earnings/(Loss)	(19,528,341)	520,063
Net Assets	$120,128,655	$7,049,947

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	Opportunistic High Yield Fund	Small Company Equity Fund
Institutional Shares
Net Assets	$96,421,697	$6,392,977
Shares Issued and Outstanding
(unlimited authorization — no par value)	12,197,552	1,329,871
Net Asset Value, Offering and Redemption Price Per Share	$7.91	$4.81
Investor Shares
Net Assets	$23,706,958	$656,970
Shares Issued and Outstanding
(unlimited authorization — no par value)	3,004,827	136,729
Net Asset Value, Offering and Redemption Price Per Share	$7.89	$4.80

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
For the Six Months Ended
March 31, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	Opportunistic High Yield Fund	Small Company Equity Fund
Investment Income:
Interest Income	$7,004,535	$3,857
Dividend Income	30,112	47,670
Less: Foreign Taxes Withheld	(30)	–
Total Investment Income	7,034,617	51,527
Expenses:
Investment Advisory Fees	371,094	28,462
Administration Fees	67,468	54,849
Shareholder Servicing Fees (Institutional Shares)	38,861	2,725
Shareholder Servicing Fees (Investor Shares)	11,956	583
Distribution Fees (Investor Shares)	29,892	972
Trustees' Fees	15,513	883
Chief Compliance Officer Fees	8,554	487
Transfer Agent Fees	50,956	20,568
Legal Fees	33,127	1,882
Printing Fees	29,945	1,866
Registration Fees	20,616	18,010
Audit Fees	20,002	6,168
Pricing Fees	11,719	740
Custodian Fees	2,186	2,574
Other Expenses	20,387	9,659
Total Expenses	732,276	150,428
Less:
Waiver of Investment Advisory Fees	(195,558)	(28,462)
Reimbursement by Investment Adviser	–	(83,401)
Fees Paid Indirectly	(847)	(431)
Net Expenses	535,871	38,134
Net Investment Income	6,498,746	13,393
Net Realized Gain/(Loss) on:
Investments	(6,344,119)	400,313
Net Realized Gain/(Loss)	(6,344,119)	400,313
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(1,592,458)	(586,635)
Net Change in Unrealized Depreciation	(1,592,458)	(586,635)
Net Realized and Unrealized Loss	(7,936,577)	(186,322)
Net Decrease in Net Assets Resulting from Operations	$(1,437,831)	$(172,929)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
For the Six Months Ended
March 31, 2026 (Unaudited)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income	$6,498,746	$13,040,235
Net Realized Loss	(6,344,119)	(1,211,063)
Net Change in Unrealized Depreciation	(1,592,458)	(2,866,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,437,831)	8,962,463
Distributions:
Institutional Shares	(5,216,064)	(11,070,266)
Investor Shares	(1,102,576)	(2,440,931)
Total Distributions:	(6,318,640)	(13,511,197)
Capital Share Transactions:(1)
Institutional Shares:
Issued	5,955,881	44,878,603
Reinvestment of Dividends and Distributions	5,204,656	11,026,081
Redemption Fees(2)	5,345	23,458
Redeemed	(24,516,022)	(50,502,066)
Increase (Decrease) from Institutional Shares Capital Share Transactions	(13,350,140)	5,426,076
Investor Shares:
Issued	5,670,141	11,510,726
Reinvestment of Dividends and Distributions	1,099,920	2,426,410
Redemption Fees(2)	1,868	11,312
Redeemed	(6,330,035)	(18,584,456)
Increase (Decrease) from Investor Shares Capital Share Transactions	441,894	(4,636,008)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,908,246)	790,068
Total Decrease in Net Assets	(20,664,717)	(3,758,666)
Net Assets:
Beginning of Period	140,793,372	144,552,038
End of Period	$120,128,655	$140,793,372

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income	$13,393	$5,470
Net Realized Gain	400,313	5,200,047
Net Change in Unrealized Depreciation	(586,635)	(4,567,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	(172,929)	638,431
Distributions:
Institutional Shares	(4,446,096)	(2,337,916)
Investor Shares	(555,962)	(106,759)
Total Distributions:	(5,002,058)	(2,444,675)
Capital Share Transactions:(1)
Institutional Shares:
Issued	279,967	4,340,110
Reinvestment of Dividends and Distributions	4,446,096	2,337,916
Redemption Fees(2)	—	2,500
Redeemed	(698,838)	(29,229,821)
Increase (Decrease) from Institutional Shares Capital Share Transactions	4,027,225	(22,549,295)
Investor Shares:
Issued	94,484	138,211
Reinvestment of Dividends and Distributions	555,962	106,759
Redemption Fees(2)	—	94
Redeemed	(423,990)	(679,320)
Increase (Decrease) from Investor Shares Capital Share Transactions	226,456	(434,256)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,253,681	(22,983,551)
Total Decrease in Net Assets	(921,306)	(24,789,795)
Net Assets:
Beginning of Period	7,971,253	32,761,048
End of Period	$7,049,947	$7,971,253

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year/Period	$8.39		$8.59	$8.32	$8.32	$10.33	$9.32
Income (Loss) from Operations:
Net Investment Income(1)	0.39		0.74	0.78	0.77	0.76	0.74
Net Realized and Unrealized Gain (Loss)	(0.48)		(0.17)	0.32	0.04	(1.86)	1.00
Total from Operations	(0.09)		0.57	1.10	0.81	(1.10)	1.74
Redemption Fees^^	—	^	— ^	— ^	— ^	0.01	—
Dividends and Distributions:
Net Investment Income	(0.39)		(0.77)	(0.83)	(0.81)	(0.72)	(0.70)
Net Realized Gain	—		—	—	—	(0.20)	(0.03)
Total Dividends and Distributions	(0.39)		(0.77)	(0.83)	(0.81)	(0.92)	(0.73)
Return of Capital	—		—	—	—	— ^	—
Net Asset Value, End of Year/Period	$7.91		$8.39	$8.59	$8.32	$8.32	$10.33
Total Return†	(1.15)%		7.06%	13.80%	10.17%	(11.33)%	19.19%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$96,422		$116,091	$114,380	$64,498	$45,077	$66,855
Ratio of Expenses to Average Net Assets	0.75	%**	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.04	%**	1.06%	1.07%	1.40%	1.21%	1.20%
Ratio of Net Investment Income to Average Net Assets	9.68	%**	8.83%	9.13%	9.19%	7.91%	7.29%
Portfolio Turnover Rate	22	%***	66%	100%	62%	74%	71%

**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Opportunistic
High Yield Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year/Period	$8.37		$8.57	$8.31	$8.31	$10.32	$9.31
Income (Loss) from Operations:
Net Investment Income(1)	0.38		0.72	0.75	0.75	0.74	0.70
Net Realized and Unrealized Gain (Loss)	(0.49)		(0.17)	0.32	0.04	(1.86)	1.02
Total from Operations	(0.11)		0.55	1.07	0.79	(1.12)	1.72
Redemption Fees^^	—	^	— ^	— ^	— ^	0.01	—
Dividends and Distributions:
Net Investment Income	(0.37)		(0.75)	(0.81)	(0.79)	(0.70)	(0.68)
Net Realized Gain	—		—	—	—	(0.20)	(0.03)
Total Dividends and Distributions	(0.37)		(0.75)	(0.81)	(0.79)	(0.90)	(0.71)
Return of Capital	—		—	—	—	— ^	—
Net Asset Value, End of Year/Period	$7.89		$8.37	$8.57	$8.31	$8.31	$10.32
Total Return†	(1.28)%		6.81%	13.43%	9.92%	(11.56)%	18.94%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$23,707		$24,702	$30,172	$12,443	$7,198	$5,740
Ratio of Expenses to Average Net Assets	1.00	%**	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.32	%**	1.35%	1.41%	1.66%	1.50%	1.43%
Ratio of Net Investment Income to Average Net Assets	9.43	%**	8.54%	8.89%	9.00%	7.89%	6.86%
Portfolio Turnover Rate	22	%***	66%	100%	62%	74%	71%

**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year/Period	$13.34		$13.79	$11.46	$10.39	$14.04	$9.03
Income (Loss) from Operations:
Net Investment Income(1)	0.01		0.01	0.04	0.08	0.02	0.04
Net Realized and Unrealized Gain (Loss)	0.04		0.57	2.85	1.32	(0.81)	5.02
Total from Operations	0.05		0.58	2.89	1.40	(0.79)	5.06
Redemption Fees^^	—		— ^	— ^	— ^	— ^	—
Dividends and Distributions:
Net Investment Income	(0.01)		(0.03)	(0.09)	(0.02)	(0.03)	(0.05)
Net Realized Gain	(8.57)		(1.00)	(0.47)	(0.31)	(2.83)	—
Total Dividends and Distributions	(8.58)		(1.03)	(0.56)	(0.33)	(2.86)	(0.05)
Net Asset Value, End of Year/Period	$4.81		$13.34	$13.79	$11.46	$10.39	$14.04
Total Return†	(2.50)%		4.73%	25.99%	13.56%	(7.41)%	56.17%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$6,393		$6,970	$31,251	$24,529	$15,346	$12,320
Ratio of Expenses to Average Net Assets	0.98	%**	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.93	%**	2.24%	1.75%	2.06%	2.82%	2.92%
Ratio of Net Investment Income to Average Net Assets	0.38	%**	0.05%	0.37%	0.66%	0.18%	0.30%
Portfolio Turnover Rate	47	%***	90%	92%	102%	109%	108%

**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Small Company
Equity Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year/Period	$13.33		$13.80	$11.47	$10.41	$14.07	$9.05
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	—		(0.02)	0.02	0.06	(0.02)	0.01
Net Realized and Unrealized Gain (Loss)	0.04		0.55	2.83	1.31	(0.80)	5.06
Total from Operations	0.04		0.53	2.85	1.37	(0.82)	5.07
Redemption Fees^^	—		—	0.01	0.01	— ^	—
Dividends and Distributions:
Net Investment Income	—		—	(0.06)	(0.01)	(0.01)	(0.05)
Net Realized Gain	(8.57)		(1.00)	(0.47)	(0.31)	(2.83)	—
Total Dividends and Distributions	(8.57)		(1.00)	(0.53)	(0.32)	(2.84)	(0.05)
Net Asset Value, End of Year/Period	$4.80		$13.33	$13.80	$11.47	$10.41	$14.07
Total Return†	(2.73)%		4.33%	25.71%	13.37%	(7.64)%	56.16%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$657		$1,001	$1,510	$2,010	$237	$23
Ratio of Expenses to Average Net Assets	1.23	%**	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	4.25	%**	3.19%	2.15%	2.34%	3.21%	3.06%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11	%**	(0.19)%	0.13%	0.52%	(0.21)%	0.08%
Portfolio Turnover Rate	47	%***	90%	92%	102%	109%	108%

**	Annualized.
***	Not Annualized.
^	Amount represents less than $0.005 per share.
^^	See Note 2 in the Notes to Financial Statements.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 Funds. The financial statements herein are those of the MetLife Funds (the “Funds”). The investment objective of the MetLife Opportunistic High Yield Fund (the “Opportunistic High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the MetLife Small Company Equity Fund (the “Small Company Equity Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market. Each of the funds is classified as a diversified investment company. As of February 28, 2025, MetLife Investment Management, LLC serves as the Opportunistic High Yield Fund and Small Company Equity Fund investment adviser (the “Adviser”). The Funds currently offer Institutional and Investor Shares. The Opportunistic High Yield Fund and the Small Company Equity Fund commenced operations on December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are each an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2026, the total market value of securities in the Opportunistic High Yield Fund valued in accordance with Fair Value Procedures was $328,066 or 0.3% of the Fund’s net assets. Small Company Equity Fund had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Opportunistic High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Company Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If shareholders own Fund shares on a Fund’s record date, shareholders will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds impose a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Opportunistic High Yield Fund, Institutional Shares and Investor Shares imposed redemption fees of $5,345 and $1,868, respectively, for the period ended March 31, 2026. The Small Company Equity Fund, Institutional Shares and Investor Shares imposed redemption fees of $0 and $42, respectively, for the period ended March 31, 2026.

Loan Obligations — To the extent consistent with its investment objective and strategies, certain Funds may invest in U.S. dollar denominated fixed and floating-rate loans (“Loans”) arranged through private negotiations between one or more financial institutions (“Lenders”). A Fund’s investments in such Loans may be in the form of participations in Loans (“Obligations”) or assignments of all or a portion of Loans from third parties. Obligations typically result in a Fund having a contractual relationship with the Lenders. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Obligation only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Obligations, a Fund generally has neither right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Obligation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Obligation. Unfunded commitments represent the remaining obligation of a Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. As of March 31, 2026, the Opportunistic High Yield Fund held an unfunded commitment to Kelso Industries, LLC, Delayed Draw Term Loan with an unfunded par and fair value amount of 118,857 and $(1,486), respectively.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Restricted Securities — As of March 31, 2026, the Opportunistic High Yield Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board. For the period ended March 31, 2026 the Opportunistic High Yield Fund and the Small Company Equity Fund were allocated CCO fees totaling $8,554 and $487, respectively.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2026, the Opportunistic High Yield Fund and the Small Company Equity Fund each paid $67,468 and $54,849 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2026, the Opportunistic High Yield Fund and the Small Company Equity Fund paid distribution fees totaling $29,892 and $972, respectively.

The Funds have adopted a shareholder servicing plan (the "Service Plan") that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Institutional Shares and Investor Shares. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2026, the Opportunistic High Yield Fund and the Small Company Equity Fund paid $38,861 and $2,725 for the Institutional Shares and $11,956 and $583 for the Investor Shares, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2026, the Opportunistic High Yield Fund and the Small Company Equity Fund paid custody fees totaling $2,186 and $2,574, respectively.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2026, the Opportunistic High Yield Fund and the Small Company Equity Fund paid transfer agent fees totaling $50,956 and $20,568, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2026, the Opportunistic High Yield Fund and the Small Company Equity Fund earned credits of $847 and $431, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreements:

Under the terms of the investment advisory agreements, the Adviser provides investment advisory services to the Opportunistic High Yield Fund and the Small Company Equity Fund at a fee calculated at an annual rate of 0.55% and 0.75%, respectively of the Funds’ average daily net assets. As of March 31, 2026, the fees for these services were $371,094 and $28,462 for the Opportunistic High Yield Fund and the Small Company Equity Fund, respectively.

For each Fund, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, class specific expenses (e.g., Distribution and/or Service (12b-1) Fees) other than Shareholder Servicing Fees incurred by the Fund under the Amended and Restated Shareholder Services Plan adopted by the Trust (as defined below), research expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% and 0.98%, for the Opportunistic High Yield Fund and Small Company Equity Fund, respectively, of the average daily net assets of each Fund’s Institutional Shares and Investor Shares until January 31, 2027. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the period ended March 31, 2026, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations. For the period ended March 31, 2026, the Advisor waived fees of $195,558 and $111,863, for the Opportunistic High Yield Fund and Small Company Equity Fund, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares*
Opportunistic High Yield Fund	0.75%	1.00%
Small Company Equity Fund	0.98%	1.23%

*	Includes 0.25% distribution fees on Investor Shares.

At March 31, 2026, the amount the Advisers may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2027	2028	2029	Total
Opportunistic High Yield Fund	$425,475	$414,357	$455,569	$1,295,401
Small Company Equity Fund	261,497	219,239	227,850	708,586

6. Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months
	Ended
	March 31,	Year Ended
	2026	September 30,
Opportunistic High Yield Fund	(Unaudited)	2025
Institutional Shares
Issued	730,374	5,319,870
Reinvestment of Dividends and Distributions	641,983	1,315,109
Redeemed	(3,018,610)	(6,109,542)
Net Institutional Shares Capital Share Transactions	(1,646,253)	525,437
Investor Shares
Issued	694,624	1,363,734
Reinvestment of Dividends and Distributions	136,027	289,492
Redeemed	(777,135)	(2,222,188)
Net Investor Shares Capital Share Transactions	53,516	(568,962)
Net Decrease in Shares Outstanding	(1,592,737)	(43,525)

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

	Six Months
	Ended
	March 31,	Year Ended
	2026	September 30,
Small Company Equity Fund	(Unaudited)	2025
Institutional Shares
Issued	41,630	348,627
Reinvestment of Dividends and Distributions	880,415	187,945
Redeemed	(114,790)	(2,279,493)
Net Institutional Shares Capital Share Transactions	807,255	(1,742,921)
Investor Shares
Issued	17,586	10,575
Reinvestment of Dividends and Distributions	110,310	8,589
Redeemed	(66,239)	(53,536)
Net Investor Shares Capital Share Transactions	61,657	(34,372)
Net Increase (Decrease) in Shares Outstanding	868,912	(1,777,293)

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2026, were as follows:

	Purchases	Sales
Opportunistic High Yield Fund	$28,788,395	$42,949,904
Small Company Equity Fund	3,450,043	4,257,880

Additionally, the Opportunistic High Yield Fund had $1,205,500 in long-term U.S. government purchases.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. No permanent differences have been charged to paid-in capital for the period. The permanent differences not affecting paid-in capital in the current year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, reclass of distributions and reclassification of long-term capital gain distribution on real estate investment trusts.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The tax character of dividends and distributions paid during the years ended September 30, 2025 and September 30, 2024 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Opportunistic High Yield Fund
2025	$13,511,197	$—	$13,511,197
2024	11,136,946	—	11,136,946
Small Company Equity Fund
2025	517,759	1,926,916	2,444,675
2024	676,229	597,639	1,273,868

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Opportunistic	Small
	High Yield	Company
	Fund	Equity Fund
Undistributed Ordinary Income	$17,578	$754,422
Undistributed Long-Term Capital Gains	–	4,136,351
Post October Losses	(1,435,027)	–
Capital Loss Carryforwards	(3,930,914)	–
Unrealized Appreciation (Depreciation)	(6,423,507)	804,280
Other Temporary Differences	–	(3)
Total Distributable Earnings (Accumulated Losses)	$(11,771,870)	$5,695,050

Post-October losses represent losses realized on investment transactions from November 1, 2024 through September 30, 2025 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended September 30, 2025, the Opportunistic High Yield Fund had $6,701 of capital loss carryforwards to offset capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
MetLife Opportunistic High Yield Fund	$517,058	$3,413,856	$3,930,914

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to premium amortization of callable bonds, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2026, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

		Aggregate	Aggregate
		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Opportunistic High Yield Fund	$123,239,099	$2,302,814	$(9,276,598)	$(6,973,784)
Small Company Equity Fund	6,395,245	822,332	(504,055)	318,277

9. Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Opportunistic High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Opportunistic High Yield Fund) — The Fund may invest in bank loans through participations or assignments. Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Opportunistic High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Call Risk (Opportunistic High Yield Fund) — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Convertible Securities and Preferred Stocks Risk (Opportunistic High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Opportunistic High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Opportunistic High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Opportunistic High Yield Fund) — The Fund may use futures contracts which are subject to market risk, leverage risk, liquidity risk, credit risk and valuation risk and are described elsewhere in this section. There also is risk of correlation in that the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (Opportunistic High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Exchange-Traded Funds (ETFs) Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (Opportunistic High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Opportunistic High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Company Risk (Opportunistic High Yield Fund) — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk (Opportunistic High Yield Fund) — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Strategy Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risk that the Fund’s investment strategy may underperform other segments of the below investment grade bond markets or the bond markets as a whole. In addition, the risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Investment Style Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. In addition, Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Large Capitalization Risk (Opportunistic High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (Opportunistic High Yield Fund and Small Company Equity Fund) – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (Opportunistic High Yield Fund) — The Fund’s use when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Master Limited Partnerships (MLPs) (Opportunistic High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Opportunistic High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Municipal Securities Risk (Opportunistic High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains, and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Prepayment Risk (Opportunistic High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (Opportunistic High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Company Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

Small Companies Risk (Small Company Equity Fund) — Small companies in which the Fund invests maybe more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Companies Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — Small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. Small- and mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (Opportunistic High Yield Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Unrated Securities Risk (Opportunistic High Yield Fund) — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Valuation Risk (Opportunistic High Yield Fund and Small Company Equity Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Warrants and Rights Risk (Opportunistic High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Opportunistic High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

10. Concentration of Shareholders:

At March 31, 2026, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026 (Unaudited)

	No. of Shareholders	% Ownership
Opportunistic High Yield Fund
Institutional Shares	3	76%
Investor Shares	2	96%
Small Company Equity Fund
Institutional Shares	3	92%
Investor Shares	2	97%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On December 19, 2024, MetLife, Inc. (“MetLife”), Mesirow Financial Investment Management, Inc. (“MFIM”) and Mesirow Institutional Investment Management, Inc. (“MIIM”), among other parties, entered into an asset purchase agreement, pursuant to which, MetLife, among other things, acquired certain material assets and assumed certain limited liabilities of MFIM and MIIM (the “Transaction”). MFIM previously served as investment adviser to the MetLife High Yield Opportunistic Fund (formerly, the Mesirow High Yield Fund) (the “High Yield Fund”), and MIIM previously served as investment adviser to the MetLife Small Company Equity Fund (formerly, the Mesirow Small Company Fund) (the “Small Company Fund”). As part of the Transaction, the Funds’ portfolio managers agreed to join MetLife’s institutional investment management business, and MetLife Investment Management, LLC (“MetLife Investment Management”) agreed to become the Funds’ new investment adviser, subject to shareholder approval. The Transaction closed on February 28, 2025 (the “Closing Date”), and the appointment of MetLife Investment Management as investment adviser to the Funds was subsequently approved by the Funds’ shareholders.

A Board meeting was held on February 21, 2025 (the “Board Meeting”) to decide whether to approve interim investment advisory agreements between the Trust, on behalf of each Fund, and MetLife Investment Management for a term of up to 150 days (the “Interim Agreements”) following the Closing Date and a new investment advisory agreement between the Trust, on behalf of each Fund, and MetLife Investment Management for an initial term of two years (the “New Agreement”), subject to shareholder approval. Additionally, as part of the Transaction, the Board terminated the advisory agreements between the Trust, on behalf of the High Yield Fund and Small Company Fund, and MFIM and MIIM, respectively (the “Prior Agreements”).

In preparation for the Board Meeting, the Trustees requested that MetLife Investment Management, MFIM and MIIM furnish information necessary to evaluate the terms of the New Agreement. The Trustees used this information, as well as other information that other service providers of the Funds submitted to the Board in connection with the Board Meeting and other meetings held in connection with and since the most recent renewal of the Prior Agreements, to help them decide whether to approve the New Agreement for an initial two-year term. In recognition of the fact that the Transaction was in progress and had not been consummated at the time of the Board Meeting, and that the Board was being asked to approve MetLife Investment Management as it was expected to exist after the consummation of the Transaction, the materials provided by MetLife Investment Management addressed both MetLife Investment Management as it existed at the time of the Board Meeting and MetLife Investment Management as it was expected to exist after the consummation of the Transaction.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026

Specifically, the Board requested and received written materials from MetLife Investment Management, MFIM and MIIM regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that MetLife Investment Management, MFIM and MIIM were undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by MetLife Investment Management under the New Agreement; (iii) MetLife Investment Management’s operations and financial condition; (iv) the proposed advisory fee to be paid to MetLife Investment Management under the New Agreement; (v) MetLife Investment Management’s compliance program; (vi) any potential benefits and detriments or limitations, including any potential material conflicts of interest; and (vii) MetLife Investment Management’s investment management personnel.

At the Board Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by MetLife Investment Management and other service providers of the Funds, approved the New Agreement. As part of their evaluation, the Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and MetLife Investment Management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by MetLife Investment Management; (ii) the investment performance of the Funds; and (iii) the fees to be paid to MetLife Investment Management under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from MetLife Investment Management that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Funds by MetLife Investment Management that are discussed below; (ii) MetLife Investment Management did not anticipate any material changes to its compliance program or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Funds were not expected to change in connection with the Transaction.

Nature, Extent and Quality of Services to be Provided by MetLife Investment Management

In considering the nature, extent and quality of the services to be provided by MetLife Investment Management, the Board reviewed the portfolio management services to be provided by MetLife Investment Management to the Funds, including the quality of the continuing portfolio management personnel, the resources available to MetLife Investment Management after the consummation of the Transaction and MetLife Investment Management’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New Agreement and noted that the New Agreement has the same advisory fees as, and does not materially differ from, the Prior Agreements. The Trustees also reviewed MetLife Investment Management’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for MetLife Investment Management was also available to the Board. The Trustees also considered other services to be provided to the Funds by MetLife Investment Management, such as monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by MetLife Investment Management under the New Agreement would be satisfactory.

Costs of Advisory Services

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to MetLife Investment Management under the New Agreement are the same as the investment advisory fees payable to MFIM and MIIM under the Prior Agreements, and that in connection with its recent consideration of the continuation of the Prior Agreements, the Board had recently reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Board concluded, within the context of its full deliberations, that the advisory fees payable to MetLife Investment Management under the New Agreement were reasonable in light of the nature and quality of the services expected to be rendered by MetLife Investment Management. The Board also considered MetLife Investment Management’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Funds
March 31, 2026

Investment Performance, Profitability and Economies of Scale

In considering the investment performance of the Funds, the Board noted that, in connection with its recent consideration of the continuation of the Prior Agreements, the Board had recently reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper over various periods of time, which indicated that (i) the High Yield Fund’s performance trailed its benchmark and peer group over short-term periods reported but outperformed its benchmark during longer-term reported periods, and (ii) the Small Company Fund outperformed its benchmark and peer group or trailed its benchmark and peer group during certain reported periods. The Board determined that the Funds’ performance was satisfactory, or, where a Fund’s performance was below its benchmark and/or peer group, the Board was satisfied by the reasons for the underperformance and/or the steps taken in an effort to improve the performance of the Fund. The Board considered the consistency of the portfolio managers’ management of the Funds with their investment objectives, strategies and limitations.

The Board considered that the same portfolio managers would continue to manage the Funds consistent with the same investment objectives, strategies and limitations following their move from MFIM and MIIM to MetLife Investment Management. After reviewing and discussing the investment performance of the Funds, the experience of the portfolio managers in managing the Funds, the Funds’ historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and their portfolio managers was and should continue to be satisfactory.

Approval of the Interim Agreements and the New Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Interim Agreements and the New Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Interim Agreements for a term of up to 150 days, approve the New Agreement for an initial term of two years and recommend the approval of the New Agreement to the Funds’ shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

MetLife Funds

P.O. Box 219009

Kansas City, MO 64121-9009

800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MIM-SA-002-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 2, 2026